BORROWINGS - Supplemental information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental Borrowings [Roll Forward]
Net cash flows from financing activities	$ (636)	$ (402)	$ 678
Non-recourse borrowings
Supplemental Borrowings [Roll Forward]
Beginning balance	13,715	13,512
Net cash flows from financing activities	588	926
Acquisition	1,160	0
Transfer to Held for sale	0	(171)
Disposal	(164)	0
Other	773	(552)
Ending balance	16,072	13,715	$ 13,512
Net cash flow from financing activities related to tax equity	(19)	(20)
Borrowings acquired through asset acquisitions	$ 31	$ 0